UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® SAI Municipal Money Market Fund

December 31, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

OMM-QTLY-0219
1.9885507.100

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 44.3%
	Principal Amount	Value
Alabama - 0.8%
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 1.8% 1/2/19, VRDN (a)(b)	$2,570,000	$2,570,000
Alaska - 0.7%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.8% 1/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	900,000	900,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 1.73% 1/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	1,200,000	1,200,000
		2,100,000
Arkansas - 0.0%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.88% 1/7/19, VRDN (a)(b)	100,000	100,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Series 2016 C, 1.84% 1/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	900,000	900,000
Connecticut Hsg. Fin. Auth. Series D 3, 1.76% 1/7/19 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	100,000	100,000
		1,000,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.9% 1/7/19, VRDN (a)	200,000	200,000
Series 1994, 1.81% 1/2/19, VRDN (a)(b)	200,000	200,000
		400,000
Florida - 7.3%
Collier County Hsg. Fin. Auth. Multi-family Rev. (Summer Lakes Phase II Apts. Proj.) 1.74% 1/7/19, LOC Citibank NA, VRDN (a)(b)	4,970,000	4,970,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Pinnacle Pointe Apts. Proj.) Series 2003 N, 1.75% 1/7/19, LOC Citibank NA, VRDN (a)(b)	885,000	885,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Claymore Crossings Apt. Proj.) Series 2005, 1.74% 1/7/19, LOC Citibank NA, VRDN (a)(b)	595,000	595,000
FNMA:
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 1.73% 1/7/19, LOC Fannie Mae, VRDN (a)(b)	2,795,000	2,795,000
Florida Hsg. Fin. Corp. Rev. (Valencia Village Apts. Proj.) Series G, 1.73% 1/7/19, LOC Fannie Mae, VRDN (a)(b)	1,800,000	1,800,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 1.76% 1/7/19, LOC Fannie Mae, VRDN (a)(b)	195,000	195,000
(Royal Palm Key Apts. Proj.) Series 2002, 1.73% 1/7/19, LOC Fannie Mae, VRDN (a)(b)	8,380,000	8,380,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 1.73% 1/7/19, LOC Fannie Mae, VRDN (a)(b)	2,520,000	2,520,000
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 1.73% 1/7/19, LOC Fannie Mae, VRDN (a)(b)	635,000	635,000
		22,775,000
Georgia - 2.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 1.8% 1/2/19, VRDN (a)	200,000	200,000
Series 2012, 1.83% 1/2/19, VRDN (a)(b)	3,270,000	3,270,000
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 1.83% 1/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	300,000	300,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 1.77% 1/2/19, VRDN (a)	3,300,000	3,300,000
Series 2008, 1.77% 1/2/19, VRDN (a)	100,000	100,000
FHLMC Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 1.77% 1/7/19, LOC Freddie Mac, VRDN (a)(b)	310,000	310,000
		7,480,000
Illinois - 0.3%
Chicago Midway Arpt. Rev. Series 2014 C, 1.85% 1/7/19, LOC Barclays Bank PLC, VRDN (a)(b)	1,000,000	1,000,000
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.81% 1/7/19, VRDN (a)	200,000	200,000
Series I, 1.81% 1/7/19, VRDN (a)	100,000	100,000
		300,000
Iowa - 3.6%
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 1.75% 1/7/19, VRDN (a)(b)	11,400,000	11,400,000
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.) Series 2007 B, 2% 1/7/19, VRDN (a)	300,000	300,000
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 1.77% 1/7/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	300,000	300,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 2.01% 1/7/19, VRDN (a)	900,000	900,000
		1,500,000
Kentucky - 1.6%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2004 A, 1.78% 1/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	1,200,000	1,200,000
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.88% 1/7/19, VRDN (a)(b)	3,700,000	3,700,000
		4,900,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 2% 1/7/19, VRDN (a)	300,000	300,000
Series 2010 B1, 1.98% 1/7/19, VRDN (a)	100,000	100,000
		400,000
Michigan - 1.5%
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.) 1.78% 1/7/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,600,000	4,600,000
Minnesota - 0.0%
FNMA Minneapolis Multi-family Rev. (Stone Arch Apt. Proj.) Series 2002, 1.75% 1/7/19, LOC Fannie Mae, VRDN (a)(b)	100,000	100,000
Nebraska - 1.0%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2015 D, 1.85% 1/7/19 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,490,000	1,490,000
Series 2018 D, 1.85% 1/7/19 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,000,000	1,000,000
Series B, 1.85% 1/7/19 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	800,000	800,000
		3,290,000
Nevada - 4.5%
Clark County Arpt. Rev. Series 2008 C2, 1.85% 1/7/19, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	4,800,000	4,800,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) 1.85% 1/7/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,900,000	4,900,000
Reno Cap. Impt. Rev. Series 2005 A, 1.79% 1/7/19, LOC Bank of America NA, VRDN (a)	400,000	400,000
Washoe County Gas Facilities Rev.:
Series 2016 C, 1.82% 1/7/19, VRDN (a)(b)	200,000	200,000
Series 2016 E, 1.76% 1/7/19, VRDN (a)(b)	3,630,000	3,630,000
		13,930,000
New York - 0.5%
FHLMC New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Rivereast Apts. Proj.) Series A, 1.78% 1/7/19, LOC Freddie Mac, VRDN (a)(b)	1,500,000	1,500,000
South Carolina - 0.3%
Berkeley County Indl. Dev. Rev. Series A, 1.92% 1/7/19, VRDN (a)(b)	100,000	100,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 1.85% 1/7/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	700,000	700,000
		800,000
Tennessee - 3.2%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 1.74% 1/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	10,000,000	10,000,000
Texas - 11.3%
Austin Arpt. Sys. Rev. Series 2005 3, 1.71% 1/7/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	14,300,000	14,300,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 1.75% 1/7/19, LOC Citibank NA, VRDN (a)(b)	495,000	495,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.77% 1/7/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	100,000	100,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Fairlake Cove Apts. Proj.) Series 2005, 1.75% 1/7/19, LOC Citibank NA, VRDN (a)(b)	8,070,000	8,070,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 1.79% 1/7/19, VRDN (a)(b)	6,100,000	6,100,000
Series 2001, 1.79% 1/7/19, VRDN (a)(b)	200,000	200,000
Series 2002, 1.79% 1/7/19, VRDN (a)(b)	500,000	500,000
FNMA Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) Series 2004, 1.79% 1/7/19, LOC Fannie Mae, VRDN (a)(b)	5,570,000	5,570,000
		35,335,000
Virginia - 0.8%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (Garnet of Virginia, Inc. Proj.) Series 1996, 1.77% 1/7/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	600,000	600,000
FNMA Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 1.79% 1/7/19, LOC Fannie Mae, VRDN (a)(b)	1,800,000	1,800,000
		2,400,000
Washington - 3.0%
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Le May Enterprise Proj.) Series 2005 B, 1.79% 1/7/19, LOC Bank of America NA, VRDN (a)(b)	4,030,000	4,030,000
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Crestview Apts. Proj.) Series 2004, 1.79% 1/7/19, LOC Fannie Mae, VRDN (a)(b)	5,300,000	5,300,000
		9,330,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.86% 1/7/19, VRDN (a)(b)	100,000	100,000
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.77% 1/7/19, LOC Bank of America NA, VRDN (a)(b)	300,000	300,000
		400,000
Wyoming - 0.3%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1992, 1.85% 1/7/19, VRDN (a)	500,000	500,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.74% 1/7/19, VRDN (a)	100,000	100,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1.85% 1/7/19, VRDN (a)	100,000	100,000
Series 1992 B, 1.85% 1/7/19, VRDN (a)	100,000	100,000
		800,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $138,410,000)		138,410,000

Tender Option Bond - 9.0%
Alabama - 0.0%
Black Belt Energy Gas District Ala Participating VRDN Series Floaters XL 00 98, 1.76% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	100,000	100,000
Arizona - 0.0%
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Floaters ZF 27 58, 1.77% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	100,000	100,000
California - 2.6%
California Gen. Oblig. Participating VRDN Series Floaters XF 10 38, 1.81% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	365,000	365,000
Dignity Health Participating VRDN Series DBE 80 11, 1.91% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,800,000	2,800,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series 2015 XF 1033, 1.81% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	3,300,000	3,300,000
Series Floaters XF 07 12, 1.83% 1/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,500,000	1,500,000
		7,965,000
Colorado - 1.8%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	400,000	400,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Floaters XG 01 96, 1.78% 1/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,700,000	1,700,000
Series Floaters XG 01 97, 1.78% 1/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	600,000	600,000
Series Floaters XL 00 83, 1.78% 1/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)(e)	465,000	465,000
Series Floaters XL 00 84, 1.78% 1/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	1,600,000	1,600,000
Series Floaters ZF 06 88, 1.78% 1/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	800,000	800,000
		5,565,000
Connecticut - 0.1%
Connecticut Gen. Oblig. Participating VRDN Series Floaters XM 07 07, 1.77% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	200,000	200,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters YX 10 77, 1.77% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	100,000	100,000
		300,000
District Of Columbia - 0.1%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters 024, 1.77% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	400,000	400,000
Florida - 0.2%
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.84%, tender 1/31/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	100,000	100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.96%, tender 4/1/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	100,000	100,000
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.76% 1/7/19 (Liquidity Facility Bank of America NA) (a)(c)	300,000	300,000
		500,000
Hawaii - 0.1%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 1.78% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	300,000	300,000
Illinois - 0.9%
Chicago Board of Ed. Participating VRDN Series Putters 50 21, 1.78% 1/2/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000,000	1,000,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 23, 1.79% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	200,000	200,000
Series Floaters XG 02 19, 1.79% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	100,000	100,000
Series Floaters XM 06 86, 1.78% 1/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	200,000	200,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters 028, 1.97% 2/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	800,000	800,000
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XX 10 81, 1.77% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	300,000	300,000
Series Floaters YX 10 72, 1.77% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	100,000	100,000
Series Floaters YX 10 86, 1.77% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	100,000	100,000
		2,900,000
Indiana - 0.1%
Indiana Fin. Auth. Rev. Participating VRDN Series 15 XF0106, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	300,000	300,000
Kansas - 0.0%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 1.81% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	100,000	100,000
Maryland - 0.1%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.91%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	100,000	100,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.81% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	200,000	200,000
		300,000
Michigan - 0.3%
Detroit Downtown Dev. Auth. Tax Participating VRDN Series Floaters XX 11 01, 1.71% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	900,000	900,000
Missouri - 0.4%
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 1.77% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,200,000	1,200,000
Missouri Health & Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 84, 1.76% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	100,000	100,000
		1,300,000
Montana - 0.1%
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	170,000	170,000
Nebraska - 0.3%
Douglas County School District #1 Bonds Series Solar 00 27, 1.86%, tender 1/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,010,000	1,010,000
New Jersey - 0.0%
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 1.78% 1/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	100,000	100,000
Ohio - 0.4%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.83% 1/7/19 (Liquidity Facility Bank of America NA) (a)(c)	100,000	100,000
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.81% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	500,000	500,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
Upper Arlington City School District Participating VRDN Series Floaters XF 25 92, 1.79% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	500,000	500,000
		1,200,000
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XG 02 10, 1.75% 1/7/19 (Liquidity Facility Bank of America NA) (a)(c)	100,000	100,000
Pennsylvania - 0.1%
Allegheny County Participating VRDN Series Floaters XM 06 63, 1.81% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	100,000	100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.88%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(f)	100,000	100,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Participating VRDN Series Floaters 2018 029, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
Series Floaters G 43, SIFMA Municipal Swap Index + 0.200% 1.91%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(f)	100,000	100,000
		400,000
Texas - 0.2%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	600,000	600,000
Virginia - 0.4%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 1.91% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	1,170,000	1,170,000
Washington - 0.8%
Port of Seattle Rev. Participating VRDN:
Series Floaters XM 06 65, 1.81% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	500,000	500,000
Series Floaters ZM 06 69, 1.79% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	300,000	300,000
Port of Tacoma Rev. Participating VRDN Series Floaters XF 06 58, 1.79% 1/7/19 (Liquidity Facility Bank of America NA) (a)(b)(c)	200,000	200,000
Washington Convention Ctr. Pub. Facilities Participating VRDN Series Floaters XM 06 81, 1.77% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	1,200,000	1,200,000
Washington Gen. Oblig. Participating VRDN Series XF 0294, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	100,000	100,000
		2,300,000
TOTAL TENDER OPTION BOND
(Cost $28,080,000)		28,080,000

Other Municipal Security - 37.2%
Alabama - 0.5%
Huntsville Health Care Auth. Rev. Series 2018:
1.76% 1/2/19, CP	700,000	700,002
1.81% 2/6/19, CP	500,000	500,031
1.82% 3/5/19, CP	500,000	500,033
		1,700,066
Arizona - 0.5%
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series 2013, 5% 7/1/19 (b)	200,000	203,056
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2009 A, 5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	300,000	304,869
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
1.8% 2/6/19, CP	200,000	200,009
1.82% 3/5/19, CP	900,000	900,056
		1,607,990
California - 0.9%
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2018, 1.78% 2/28/19 (Liquidity Facility Royal Bank of Canada), CP	1,600,000	1,600,049
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series A2, 1.78% 1/15/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	1,400,000	1,400,204
		3,000,253
Colorado - 0.0%
Colorado Ed. Ln. Prog. TRAN Series 2018 A, 5% 6/27/19	100,000	101,537
Connecticut - 1.5%
Bloomfield Gen. Oblig. BAN Series 2018, 2.5% 1/29/19	200,000	200,078
Connecticut Gen. Oblig. Bonds:
Series 2014 H, 5% 11/15/19	100,000	102,580
Series 2018 A, 5% 4/15/19	100,000	100,871
Series 2018 B, 5% 4/15/19	400,000	403,483
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series S1, 1.78% tender 2/1/19, CP mode	300,000	300,007
Series S2, 1.78% tender 2/1/19, CP mode	200,000	200,000
Connecticut Hsg. Fin. Auth. Bonds:
Series 2018 B, 2% 5/15/19 (b)	695,000	694,961
Series 2018 C, 1.75% 5/15/19 (b)	1,685,000	1,682,488
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2018 B, 5% 10/1/19	500,000	511,352
North Haven Gen. Oblig. BAN Series 2018, 3% 11/7/19	300,000	302,554
Windham Gen. Oblig. BAN Series 2018, 2.25% 3/7/19	200,000	200,085
		4,698,459
District Of Columbia - 0.1%
District of Columbia Rev. Bonds Series 2000, 1.82% tender 1/17/19, LOC JPMorgan Chase Bank, CP mode	200,000	200,005
Florida - 4.7%
Broward County School District TAN Series 2018, 3% 6/12/19	2,000,000	2,010,200
Florida Local Govt. Fin. Cmnty. Series A1:
1.8% 1/4/19, LOC JPMorgan Chase Bank, CP	400,000	400,004
1.8% 2/4/19, LOC JPMorgan Chase Bank, CP	1,400,000	1,400,037
Jacksonville Gen. Oblig. Series A, 1.81% 3/5/19, LOC Bank of America NA, CP	500,000	499,998
Miami-Dade County:
Series A, 1.88% 1/3/19, LOC Bank of America NA, CP (b)	3,400,000	3,400,034
Series A1:
1.8% 1/4/19, LOC Bank of America NA, CP (b)	700,000	700,006
1.86% 2/5/19, LOC Bank of America NA, CP (b)	2,100,000	2,100,119
Miami-Dade County Aviation Rev. Series C:
1.8% 1/4/19, LOC Bank of America NA, CP (b)	900,000	900,003
1.88% 3/1/19, LOC Bank of America NA, CP (b)	2,500,000	2,500,154
Miami-Dade County School District TAN Series 2018, 5% 6/15/19	200,000	202,944
Miami-Dade County Wtr. & Swr. Rev. Series B1, 1.79% 1/31/19, LOC Sumitomo Mitsui Banking Corp., CP	700,000	700,022
		14,813,521
Georgia - 4.0%
Atlanta Arpt. Rev.:
Series D1, 1.86% 3/4/19, LOC Bank of America NA, CP	1,200,000	1,200,071
Series D2:
1.89% 3/4/19, LOC Bank of America NA, CP (b)	4,903,000	4,903,290
2% 3/4/19, LOC Bank of America NA, CP (b)	100,000	100,006
Series D3, 1.86% 3/4/19, LOC Bank of America NA, CP	200,000	200,012
Series D4, 1.89% 3/4/19, LOC Bank of America NA, CP (b)	830,000	830,049
Series H2, 2.1% 5/31/19, LOC PNC Bank NA, CP (b)	2,800,000	2,800,080
Series H3, 2.05% 5/31/19, LOC PNC Bank NA, CP	800,000	800,023
Series I2, 2% 3/14/19, LOC JPMorgan Chase Bank, CP (b)	528,000	528,037
Series I4, 2% 3/14/19, LOC JPMorgan Chase Bank, CP (b)	385,000	385,024
Georgia Muni. Elec. Auth. Pwr. Rev. Bonds Series A, 1.8% tender 2/6/19, LOC Barclays Bank PLC, CP mode	500,000	500,019
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.81%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	300,000	300,000
		12,546,611
Hawaii - 0.4%
Honolulu City & County Gen. Oblig. Series B1:
1.76% 1/2/19, LOC Sumitomo Mitsui Banking Corp., CP	1,100,000	1,100,002
1.8% 1/31/19, LOC Sumitomo Mitsui Banking Corp., CP	300,000	300,007
		1,400,009
Idaho - 0.1%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 1.8%, tender 2/1/19 (a)	200,000	200,030
Illinois - 1.6%
Illinois Fin. Auth. Ed. Rev.:
Series 2018, 1.82% 2/5/19, LOC PNC Bank NA, CP	900,000	900,051
Series LOY, 1.85% 3/5/19, LOC PNC Bank NA, CP	700,000	700,042
Illinois Fin. Auth. Rev. Bonds:
Series 2018, 1.84% tender 3/5/19, CP mode	600,000	600,036
Series H:
1.8% tender 2/14/19, CP mode	700,000	700,061
1.83% tender 3/19/19, CP mode	700,000	700,000
Series I, 1.75% tender 1/2/19, CP mode	1,100,000	1,100,003
Southwestern Dev. Auth. Heath Facility Rev. Bonds Series 17B, 1.79% tender 2/6/19, CP mode	300,000	300,019
		5,000,212
Indiana - 0.4%
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 4%, tender 3/1/19 (a)	200,000	200,709
Indianapolis Gas Util. Sys. Rev. Series 2018, 1.84% 4/2/19, LOC JPMorgan Chase Bank, CP	1,100,000	1,100,048
		1,300,757
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 1.92% tender 1/3/19, CP mode	300,000	300,003
Maryland - 0.1%
Montgomery County Gen. Oblig. Bonds Series 2011 A, 4.5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	300,000	304,164
Massachusetts - 0.8%
Massachusetts Gen. Oblig. Bonds Series 2017 A, SIFMA Municipal Swap Index + 0.470% 2.18% 2/1/19 (a)(f)	100,000	100,006
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series H2:
1.78% tender 1/7/19, CP mode	400,000	400,000
1.78% tender 1/8/19, CP mode	500,000	500,005
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 92, 1.78% tender 1/3/19, CP mode	100,000	100,001
Massachusetts Port Auth. Rev.:
Series 12, 1.8% 1/10/19, LOC TD Banknorth, NA, CP (b)	500,000	500,004
Series 12B:
1.87% 2/12/19, LOC TD Banknorth, NA, CP (b)	500,000	500,025
1.87% 4/3/19, LOC TD Banknorth, NA, CP (b)	300,000	299,998
		2,400,039
Michigan - 1.0%
Michigan Bldg. Auth. Rev. Series 7, 1.85% 1/17/19, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	1,000,000	1,000,019
Michigan Fin. Auth. Rev. Bonds Series 2012 A, 5% 7/1/19	900,000	914,471
Univ. of Michigan Rev.:
Bonds Series 09B, 1.81% tender 3/5/19, CP mode	900,000	900,055
Series K1:
1.79% 3/11/19, CP	200,000	199,999
1.8% 2/1/19, CP	200,000	200,008
		3,214,552
Minnesota - 0.3%
Univ. of Minnesota Gen. Oblig.:
Series G, 1.8% 2/4/19, CP	200,000	200,004
Series H:
1.77% 1/4/19, CP	400,000	400,005
1.79% 3/5/19, CP	300,000	299,999
		900,008
Missouri - 0.8%
Curators of the Univ. of Missouri Series A:
1.77% 1/3/19, CP	600,000	600,005
1.77% 1/8/19, CP	800,000	800,009
1.79% 1/24/19, CP	400,000	400,006
1.81% 3/4/19, CP	200,000	200,005
1.82% 4/3/19, CP	400,000	399,998
		2,400,023
Montana - 0.0%
Montana Board of Invt. Bonds (Intercap Revolving Prog.) Series 2017, 1.65%, tender 3/1/19 (a)	100,000	99,934
Nebraska - 0.4%
Omaha Pub. Pwr. District Elec. Rev.:
Series 06B, 1.82% 3/5/19, CP	300,000	300,018
Series A:
1.82% 3/4/19, CP	300,000	300,008
1.84% 4/3/19, CP	300,000	299,998
1.84% 4/5/19, CP	300,000	299,998
		1,200,022
Nevada - 0.1%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 06B, 1.82% 3/5/19, LOC Wells Fargo Bank NA, CP	200,000	200,012
New Hampshire - 1.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 92, 1.85% tender 1/8/19, CP mode	900,000	900,009
Series 1990 A, 1.83% tender 2/1/19, CP mode (b)	1,000,000	999,999
Series 2018 A, 1.83% tender 1/3/19, CP mode (b)	500,000	500,004
Series A1, 1.82% tender 1/7/19, CP mode (b)	1,300,000	1,300,005
		3,700,017
New Jersey - 0.8%
Bergen County Gen. Oblig. BAN Series 2018 B, 3.25% 12/12/19	1,500,000	1,518,713
Berkeley Heights Township BAN Series 2019, 3.5% 7/12/19	500,000	504,047
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2018 1, 3.25% 11/26/19	200,000	202,270
Camden County BAN Series 2018 A, 3% 10/23/19	300,000	302,533
		2,527,563
Ohio - 0.9%
Franklin County Rev. Bonds Series 2013 OH, 1.8%, tender 2/1/19 (a)	300,000	300,045
Hudson City Gen. Oblig. BAN Series 2018, 3.5% 12/19/19	100,000	101,300
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.294%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(f)	300,000	300,029
Ohio Ctfs. Prtn. Bonds Series 2018, 5% 9/1/19	400,000	408,365
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series B5, 1.79% tender 3/5/19, CP mode	500,000	499,998
Series B6, 1.79% tender 3/5/19, CP mode	600,000	599,998
Perrysburg Gen. Oblig. BAN Series 2018, 3% 6/4/19	100,000	100,459
Union Township Clermont County Gen. Oblig. BAN Series 2018, 3% 9/5/19 (Ohio Gen. Oblig. Guaranteed)	300,000	302,198
Worthington City School District BAN Series 2018, 3% 4/15/19	100,000	100,269
		2,712,661
Pennsylvania - 0.2%
Philadelphia Arpt. Rev. Series B2, 1.93% 1/30/19, LOC PNC Bank NA, CP (b)	500,000	500,018
South Carolina - 0.1%
Georgetown County School District BAN Series 2018, 3% 6/20/19	200,000	201,081
Tennessee - 0.7%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A:
1.85% 2/5/19, LOC State Street Bank & Trust Co., Boston, CP	1,600,000	1,600,040
1.87% 2/11/19, LOC State Street Bank & Trust Co., Boston, CP	500,000	500,009
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series B1, 1.82% 3/1/19 (Liquidity Facility JPMorgan Chase Bank), CP	200,000	200,011
		2,300,060
Texas - 13.5%
Austin Elec. Util. Sys. Rev. Series A, 1.77% 1/3/19 (Liquidity Facility JPMorgan Chase Bank), CP	1,300,000	1,300,010
Fort Bend Independent School District Series 2018, 1.82% 2/6/19 (Liquidity Facility JPMorgan Chase Bank), CP	800,000	800,047
Garland Series 2015, 1.8% 2/13/19, LOC Citibank NA, CP	100,000	100,000
Garland Independent School District Bonds Series 2015 A, 3% 2/15/19 (Permanent School Fund of Texas Guaranteed)	100,000	100,153
Garland Util. Sys. Rev. Series 2018:
1.78% 1/8/19, LOC Bank of America NA, CP	100,000	100,001
1.8% 1/3/19, LOC Bank of America NA, CP	100,000	100,001
1.8% 2/4/19, LOC Bank of America NA, CP	300,000	300,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
Series 16B1, 1.82% tender 2/5/19, CP mode	1,100,000	1,100,067
Series 16B2, 1.76% tender 1/4/19, CP mode	1,100,000	1,100,005
Series B3, 1.8% tender 3/5/19, CP mode	1,100,000	1,099,996
Harris County Gen. Oblig.:
Series 2018, 1.82% 3/7/19 (Liquidity Facility JPMorgan Chase Bank), CP	900,000	900,025
Series A1, 1.82% 3/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	300,000	300,008
Series E1, 1.82% 1/17/19, LOC Landesbank Hessen-Thuringen, CP	700,000	700,018
Series E2, 1.82% 1/17/19, LOC Barclays Bank PLC, CP	400,000	400,010
Harris County Metropolitan Trans. Auth. Series A1:
1.8% 2/7/19 (Liquidity Facility JPMorgan Chase Bank), CP	900,000	900,027
1.8% 3/11/19 (Liquidity Facility JPMorgan Chase Bank), CP	600,000	600,010
1.82% 2/26/19 (Liquidity Facility JPMorgan Chase Bank), CP	500,000	500,015
Houston Arpt. Sys. Rev.:
Series A:
1.83% 2/6/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	200,000	200,011
1.84% 2/6/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	300,000	300,011
1.85% 3/5/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	300,000	299,999
1.86% 3/12/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	100,000	100,002
Series D, 1.85% 3/7/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	600,000	599,998
Houston Gen. Oblig.:
Series E1:
1.78% 1/8/19, LOC Citibank NA, CP	100,000	100,000
1.8% 3/5/19, LOC Citibank NA, CP	100,000	100,000
Series G2, 1.85% 3/27/19, LOC Barclays Bank PLC, CP	100,000	100,004
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A:
1.77% 1/3/19, CP	200,000	200,002
1.8% 1/3/19, CP	100,000	100,001
Houston Independent School District Bonds Series 2016 A, 5% 2/15/19 (Permanent School Fund of Texas Guaranteed)	100,000	100,384
Lower Colorado River Auth. Rev.:
Series 2018:
1.79% 3/1/19, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	400,000	400,012
1.85% 3/1/19, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	200,000	200,011
Series B, 1.75% 1/2/19, LOC State Street Bank & Trust Co., Boston, CP	900,000	900,003
Port Arthur Navigation District Exempt Facilities Bonds (Emerald Renewable Diesel LLC Proj.) Series 2018, 2.4%, tender 5/31/19 (a)(b)(g)	4,200,000	4,199,981
Texas A&M Univ. Rev. Series B, 1.77% 1/4/19, CP	300,000	300,003
Texas Gen. Oblig.:
Bonds Series 2012, 5.5% 8/1/19 (b)	100,000	102,011
TRAN Series 2018, 4% 8/29/19	17,800,000	18,054,797
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.75% 1/4/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	300,000	300,001
1.77% 1/8/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	600,000	600,007
1.77% 2/4/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	300,000	300,018
1.78% 1/9/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	300,000	300,002
1.78% 2/5/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	600,000	600,030
1.79% 1/4/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	600,000	600,006
1.8% 2/7/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500,000	500,039
1.81% 3/5/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	300,000	300,008
1.82% 3/5/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	500,000	500,013
1.84% 4/11/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	300,000	300,007
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2018, 1.81% 1/29/19, CP	600,000	600,025
Series A:
1.81% 3/7/19, CP	100,000	100,000
1.84% 4/12/19, CP	500,000	500,012
		42,257,791
Virginia - 0.2%
Norfolk Econ. Dev. Auth. Rev.:
Series 2018, 1.8% 2/6/19, CP	300,000	300,013
Series 97:
1.76% 1/3/19, CP	200,000	200,002
1.81% 3/5/19, CP	100,000	100,003
1.84% 4/3/19, CP	100,000	99,999
		700,017
Washington - 0.6%
Univ. of Washington Univ. Revs. Series 8:
1.78% 2/21/19, CP	1,200,000	1,200,031
1.8% 2/20/19, CP	600,000	600,035
		1,800,066
Wisconsin - 0.7%
Milwaukee Gen. Oblig. Bonds Series 2018 B5, 5% 4/1/19	200,000	201,571
Wisconsin Gen. Oblig. Series 16A, 1.8% 3/4/19 (Liquidity Facility BMO Harris Bank NA), CP	1,800,000	1,799,993
Wisconsin Trans. Rev. Series 2013 A, 1.87% 4/15/19 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	200,000	200,010
		2,201,574
TOTAL OTHER MUNICIPAL SECURITY
(Cost $116,464,401)		116,489,055
	Shares	Value

Investment Company - 3.9%
Fidelity Municipal Cash Central Fund, 1.77%(h)(i)
(Cost $12,304,000)	12,302,770	12,304,000
TOTAL INVESTMENT IN SECURITIES - 94.4%
(Cost $295,258,401)		295,283,055
NET OTHER ASSETS (LIABILITIES) - 5.6%		17,628,388
NET ASSETS - 100%		$312,911,443

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,670,000 or 0.9% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,199,981 or 1.3% of net assets.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.91%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$100,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters 028, 1.97% 2/11/19 (Liquidity Facility Barclays Bank PLC)	12/17/18	$100,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$400,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.96%, tender 4/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$100,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC)	5/31/18 - 12/7/18	$600,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC)	8/16/18	$800,000
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC)	2/2/18 - 2/27/18	$170,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC)	8/6/18	$100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.88%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada)	2/2/18	$100,000
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters 2018 029, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC)	11/15/18	$100,000
Pennsylvania Tpk. Commission Tpk. Rev. Series Floaters G 43, SIFMA Municipal Swap Index + 0.200% 1.91%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$240,039
Total	$240,039

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Variable Rate Demand Note	$138,410,000	$--	$138,410,000	$--
Tender Option Bond	28,080,000	--	28,080,000	--
Other Municipal Security	116,489,055	--	116,489,055	--
Investment Company	12,304,000	12,304,000	--	--
Total Investments in Securities:	$295,283,055	$12,304,000	$282,979,055	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 28, 2019